COMMON SHARES (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Common shares, shares issued	7,195,529	7,195,529	4,828,846
Common shares, shares outstanding	7,195,529	7,195,529	4,828,846
Preferred shares, shares issued	70,000,000	0	0
Preferred shares, shares outstanding	70,000,000	0	0
Common shares, par value	$ 0	$ 0	$ 0